Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans and financing
Loans and financing	$ 4,198.5	$ 3,759.9	$ 3,530.5	$ 2,507.8
Trade accounts receivable:
Trade accounts receivable	717.1	665.4
Other currencies [member]
Loans and financing
Loans and financing	3,569.4	2,927.0
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	4,198.5	3,759.9
Trade accounts payable
Trade accounts payable	824.7	952.1
Total	5,023.2	4,712.0
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	3,887.7	3,185.2
Trade accounts receivable:
Trade accounts receivable	717.1	665.4
Total	4,604.8	3,850.6
Without the effect of derivative transactions [member] | Brazil, Brazil Real [member]
Loans and financing
Loans and financing	629.1	832.9
Trade accounts payable
Trade accounts payable	87.7	91.9
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	750.3	1,180.0
Trade accounts receivable:
Trade accounts receivable	138.2	69.6
Net exposure (1-2):
Net exposure	(171.7)	(324.8)
Without the effect of derivative transactions [member] | United States of America, Dollars [member]
Loans and financing
Loans and financing	3,555.4	2,910.6
Trade accounts payable
Trade accounts payable	620.9	783.2
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2,978.7	1,833.4
Trade accounts receivable:
Trade accounts receivable	456.7	527.7
Net exposure (1-2):
Net exposure	740.9	1,332.7
Without the effect of derivative transactions [member] | Euro Member Countries, Euro [member]
Loans and financing
Loans and financing	14.0	16.4
Trade accounts payable
Trade accounts payable	115.0	75.3
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	97.5	127.1
Trade accounts receivable:
Trade accounts receivable	116.2	68.0
Net exposure (1-2):
Net exposure	(84.7)	(103.4)
Without the effect of derivative transactions [member] | Other currencies [member]
Trade accounts payable
Trade accounts payable	1.1	1.7
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	61.2	44.7
Trade accounts receivable:
Trade accounts receivable	6.0	0.1
Net exposure (1-2):
Net exposure	$ (66.1)	$ (43.1)